NORTHERN LIGHTS FUND TRUST

                                                                September 10, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – CMG Absolute Return Strategies Fund

                                                          EAS Genesis Fund

                                                          EAS Global Cycle Fund

                                                          Pacific Financial Core Equity Fund

                                                          Pacific Financial Explorer Fund

                                                          Pacific Financial International Fund

                                                          Pacific Financial Strategic Conservative Fund

                                                          Pacific Financial Tactical Fund

                                                          The Collar Fund

Post Effective Amendment No. 170 to the Registration Statement on Form N-1A

(File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf CMG Absolute Return Strategies Fund, EAS Genesis Fund, EAS Global Cycle Fund, Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund and The Collar Fund of pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 170 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the that Amendment was filed electronically with the Securities and Exchange Commission on August 27, 2010 (SEC Accession No 0000910472-10-000852).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or to me at (631) 470-2600.

Very truly yours,

/s/ Emile R. Molineaux

Emile R. Molineaux

Secretary

cc:   JoAnn M. Strasser, Esq.